Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Columbia Adaptive Risk Allocation Fund-Class A
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Class A
Trading Symbol	CRAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Overweight allocations to both U.S. large cap equities and emerging market equities contributed to relative performance. U.S. high-yield credit allocations also contributed to relative performance.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.
Top Performance Detractors
Risk allocated framework

I

Weak relative performance emanating from the risk-allocated design framework, versus the traditional capital-allocated benchmark framework, was the single largest detractor during the period.
Fixed Income
| Challenged relative performance from global inflation-linked government bonds (Treasury inflation-protected securities, etc.) detracted from relative performance during the period.
Commodities
| Weak relative returns from the Columbia Commodity Fund also weighed on relative performance for the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.57	5.12	4.99
Class A (including sales charges)	1.36	3.87	4.37
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	11.08	7.41	6.06
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	10.16	8.53	7.00
FTSE Three-Month U.S. Treasury Bill Index	4.97	2.81	1.98
MSCI ACWI Index (Net)	13.65	13.37	9.25
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,368,438,598
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 17,066,607
Investment Company, Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,368,438,598
Total number of portfolio holdings	368
Management services fees (represents 0.68% of Fund average net assets)	$ 17,066,607
Portfolio turnover for the reporting period	186%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	84%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. De rivativ
es are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.8%
Equity Risk	56.3%
Foreign Exchange Risk	9.7%
Interest Rate Risk	21.3%
Short
Equity Risk	5.7%
Foreign Exchange Risk	45.5%
Interest Rate Risk	2.7%
Asset Categories

Columbia Adaptive Risk Allocation Fund-Class C
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Class C
Trading Symbol	CRACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 180	1.75%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Overweight allocations to both U.S. large cap equities and emerging market equities contributed to relative performance. U.S. high-yield credit allocations also contributed to relative performance.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.
Top Performance Detractors
Risk allocated framework

I

Weak relative performance emanating from the risk-allocated design framework, versus the traditional capital-allocated benchmark framework, was the single largest detractor during the period.
Fixed Income
| Challenged relative performance from global inflation-linked government bonds (Treasury inflation-protected securities, etc.) detracted from relative performance during the period.
Commodities
| Weak relative returns from the Columbia Commodity Fund also weighed on relative performance for the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	6.74	4.30	4.20
Class C (including sales charges)	5.74	4.30	4.20
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	11.08	7.41	6.06
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	10.16	8.53	7.00
FTSE Three-Month U.S. Treasury Bill Index	4.97	2.81	1.98
MSCI ACWI Index (Net)	13.65	13.37	9.25
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,368,438,598
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 17,066,607
Investment Company, Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,368,438,598
Total number of portfolio holdings	368
Management services fees (represents 0.68% of Fund average net assets)	$ 17,066,607
Portfolio turnover for the reporting period	186%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	84%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.8%
Equity Risk	56.3%
Foreign Exchange Risk	9.7%
Interest Rate Risk	21.3%
Short
Equity Risk	5.7%
Foreign Exchange Risk	45.5%
Interest Rate Risk	2.7%
Asset Categories

Columbia Adaptive Risk Allocation Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Institutional Class
Trading Symbol	CRAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Overweight allocations to both U.S. large cap equities and emerging market equities contributed to relative performance. U.S. high-yield credit allocations also contributed to relative performance.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.
Top Performance Detractors
Risk allocated framework

I

Weak relative performance emanating from the risk-allocated design framework, versus the traditional capital-allocated benchmark framework, was the single largest detractor during the period.
Fixed Income
| Challenged relative performance from global inflation-linked government bonds (Treasury inflation-protected securities, etc.) detracted from relative performance during the period.
Commodities
| Weak relative returns from the Columbia Commodity Fund also weighed on relative performance for the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.71	5.37	5.25
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	11.08	7.41	6.06
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	10.16	8.53	7.00
FTSE Three-Month U.S. Treasury Bill Index	4.97	2.81	1.98
MSCI ACWI Index (Net)	13.65	13.37	9.25
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,368,438,598
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 17,066,607
Investment Company, Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,368,438,598
Total number of portfolio holdings	368
Management services fees (represents 0.68% of Fund average net assets)	$ 17,066,607
Portfolio turnover for the reporting period	186%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	84%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless other
wise noted. The Fund's
portf
olio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.8%
Equity Risk	56.3%
Foreign Exchange Risk	9.7%
Interest Rate Risk	21.3%
Short
Equity Risk	5.7%
Foreign Exchange Risk	45.5%
Interest Rate Risk	2.7%
Asset Categories

Columbia Adaptive Risk Allocation Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Institutional 2 Class
Trading Symbol	CRDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performa
nce
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Overweight allocations to both U.S. large cap equities and emerging market equities contributed to relative performance. U.S. high-yield credit allocations also contributed to relative performance.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.
Top Performance Detractors
Risk allocated framework

I

Weak relative performance emanating from the risk-allocated design framework, versus the traditional capital-allocated benchmark framework, was the single largest detractor during the period.
Fixed Income
| Challenged relative performance from global inflation-linked government bonds (Treasury inflation-protected securities, etc.) detracted from relative performance during the period.
Commodities
| Weak relative returns from the Columbia Commodity Fund also weighed on relative performance for the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.79	5.36	5.26
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	11.08	7.41	6.06
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	10.16	8.53	7.00
FTSE Three-Month U.S. Treasury Bill Index	4.97	2.81	1.98
MSCI ACWI Index (Net)	13.65	13.37	9.25
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,368,438,598
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 17,066,607
Investment Company, Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,368,438,598
Total number of portfolio holdings	368
Management services fees (represents 0.68% of Fund average net assets)	$ 17,066,607
Portfolio turnover for the reporting period	186%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	84%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The F und's
portfolio composition is
subjec
t to change.
Derivative Exposure
Long
Credit Risk	41.8%
Equity Risk	56.3%
Foreign Exchange Risk	9.7%
Interest Rate Risk	21.3%
Short
Equity Risk	5.7%
Foreign Exchange Risk	45.5%
Interest Rate Risk	2.7%
Asset Categories

Columbia Adaptive Risk Allocation Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Institutional 3 Class
Trading Symbol	CARYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performan
ce
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Overweight allocations to both U.S. large cap equities and emerging market equities contributed to relative performance. U.S. high-yield credit allocations also contributed to relative performance.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.
Top Performance Detractors
Risk allocated framework

I

Weak relative performance emanating from the risk-allocated design framework, versus the traditional capital-allocated benchmark framework, was the single largest detractor during the period.
Fixed Income
| Challenged relative performance from global inflation-linked government bonds (Treasury inflation-protected securities, etc.) detracted from relative performance during the period.
Commodities
| Weak relative returns from the Columbia Commodity Fund also weighed on relative performance for the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	7.72	5.40	5.30
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	11.08	7.41	6.06
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	10.16	8.53	7.00
FTSE Three-Month U.S. Treasury Bill Index	4.97	2.81	1.98
MSCI ACWI Index (Net)	13.65	13.37	9.25
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,368,438,598
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 17,066,607
Investment Company, Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,368,438,598
Total number of portfolio holdings	368
Management services fees (represents 0.68% of Fund average net assets)	$ 17,066,607
Portfolio turnover for the reporting period	186%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	84%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup
of t
he Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.8%
Equity Risk	56.3%
Foreign Exchange Risk	9.7%
Interest Rate Risk	21.3%
Short
Equity Risk	5.7%
Foreign Exchange Risk	45.5%
Interest Rate Risk	2.7%
Asset Categories

Columbia Adaptive Risk Allocation Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Adaptive Risk Allocation Fund
Class Name	Class S
Trading Symbol	CRADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 50 (a)	0.76% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 50	[1]
Expense Ratio, Percent	0.76%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Overweight allocations to both U.S. large cap equities and emerging market equities contributed to relative performance. U.S. high-yield credit allocations also contributed to relative performance.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.
Top Performance Detractors
Risk allocated framework

I

Weak relative performance emanating from the risk-allocated design framework, versus the traditional capital-allocated benchmark framework, was the single largest detractor during the period.
Fixed Income
| Challenged relative performance from global inflation-linked government bonds (Treasury inflation-protected securities, etc.) detracted from relative performance during the period.
Commodities
| Weak relative returns from the Columbia Commodity Fund also weighed on relative performance for the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	7.59	5.12	4.99
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	11.08	7.41	6.06
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	10.16	8.53	7.00
FTSE Three-Month U.S. Treasury Bill Index	4.97	2.81	1.98
MSCI ACWI Index (Net)	13.65	13.37	9.25
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,368,438,598
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 17,066,607
Investment Company, Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,368,438,598
Total number of portfolio holdings	368
Management services fees (represents 0.68% of Fund average net assets)	$ 17,066,607
Portfolio turnover for the reporting period	186%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	84%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.8%
Equity Risk	56.3%
Foreign Exchange Risk	9.7%
Interest Rate Risk	21.3%
Short
Equity Risk	5.7%
Foreign Exchange Risk	45.5%
Interest Rate Risk	2.7%
Asset Categories

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.